Income Taxes (Schedule Of Components Of Consolidated Statements Of Income And Equity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) related to continuing operations	$ 78,501,000	$ (32,169,000)	$ (85,262,000)
Income tax expense/(benefit) related to discontinued operations	0	343,000	93,000
Income tax expense/(benefit) related to, Pension and postretirement plans	(42,842,000)	39,394,000	(2,875,000)
Income tax expense/(benefit) related to, Unrealized gains/(losses) on investment securities available-for-sale	18,135,000	(41,761,000)	(7,525,000)
Income tax expense/(benefit) related to, Share-based compensation	7,220,000	1,569,000	4,140,000
Total	$ 61,014,000	$ (32,624,000)	$ (91,429,000)